INTANGIBLE ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 5 – INTANGIBLE ASSETS

Intangible asset consisted of the following:

	March 31, 2023	December 31, 2022
Intangible Assets
Trademarks	$85,340	$85,340
Website development	12,200	12,200
Accumulated amortization	(33,778)	(31,339)
Total Intangible Assets, net of amortization	$63,762	$66,201

During the three months ended March 31, 2023 and 2022, the Company recorded amortization expense of $2,439, respectively. The following table summarizes the amortization expense to be recorded in future periods for intangible assets that are subject to amortization:

Year Ending	Amortization
2023 (remaining)	$7,315
2024	9,754
2025	9,754
2026	9,754
2027	9,754
Thereafter	17,431
Total	$63,762

NOTE 6 – INTANGIBLE ASSETS

Intangible asset consisted of the following:

	December 31, 2022	December 31, 2021
Intangible Assets
Trademarks	$85,340	$85,340
Website development	12,200	12,200
Accumulated amortization	(31,339)	(21,585)
Total Intangible Assets, net of amortization	$66,201	$75,955

During the year ended December 31, 2022 and 2021, the Company recorded amortization expense of $9,754 and $9,323, respectively. The following table summarizes the amortization expense to be recorded in future periods for intangible assets that are subject to amortization:

Year Ending	Amortization
2023	$9,754
2024	9,754
2025	9,754
2026	9,754
2027	9,754
Thereafter	17,431
Total	$66,201